SUBSEQUENT EVENT	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 20 — SUBSEQUENT EVENT

The Company has evaluated events that have occurred after the balance sheet date through the date of this report and determined that the following transactions required disclosure.

Loan to SHRG

On August 13, 2024, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with Sharing Services Global Corporation (“SHRG”), pursuant to which the Company purchased from SHRG a Convertible Promissory Note (the “Convertible Note”) in the amount of $100,000, convertible into 50,000,000 shares of SHRG’s common stock at the option of the Company for an aggregate purchase price of $100,000. The Convertible Note bears an 8% interest rate and has a scheduled maturity three years from the date of the Convertible Note. Additionally, upon signing the Convertible Note, SHRG owed the Company commitment fee of 8% of the principal amount, which will be paid either in cash or in common stock of SHRG, at the discretion of the Company.

Debt Conversion Agreements

On September 24, 2024, HWH International Inc. entered into two (2) debt conversion agreements with creditors (each an “Agreement,” or collectively, the “Agreements”): (i) Alset International Limited (the Company’s majority stockholder); and (ii) Alset Inc. (which is Alset International Limited’s majority stockholder). Each Agreement converts debt owed by the Company to the respective creditor into shares of the Company’s common stock. The Agreements are substantially the same with the exception of the amount of debt to be converted under each.

Under the terms of their respective agreements, Alset Inc. converted $300,000 of the Company’s debt into 476,190 shares of the Company’s common stock, and Alset International Limited converted $3,501,759 of the Company’s debt into 5,558,347 shares of the Company’s common stock. Under the Agreements, the debt conversions resulted in the issuance of newly issued shares of the Company’s common stock. The debt conversion price was set at $0.63 per share. Cumulatively, the newly issued shares contemplated by the Agreements represent 6,034,537 new shares of the Company’s common stock, constituting an increase to the total issued and outstanding shares of the Company’s common stock of 37.2% over the amount immediately preceding the effectiveness of the Agreements. The shares contemplated by the Agreements are restricted securities under the Securities Act of 1933, and shall be issued in reliance upon the safe harbor provided by Rule 506 of Regulation D.

Note 19. Subsequent Events

On January 9, 2024, the Company announced the completion of its previously announced business combination (the “Business Combination”), with Alset Capital Acquisition Corp. (“Alset”) (Nasdaq: “ACAX” for common stock and “ACAXR” for rights), The common stock of the combined company is expected to begin trading on The Nasdaq Global Market (“Nasdaq”) under the new ticker symbol “HWH”. The Business Combination was approved at a special meeting of Alset’s stockholders on August 1, 2023. Upon the closing of the Business Combination, the previously-trading Class A common stock, and rights of Alset ceased to trade with such rights entitling its holder to receive such one-tenth (1/10) of one share of Alset Class A common stock upon the closing of the Business Combination.

On February 20, 2024, the Company invested an additional $312,064 (SG$420,000) for an additional 38.41% ownership interest in Ketomei. After this additional investment, the Company will own 55.65% of Ketomei’s outstanding shares and Ketomei will be consolidated into the financial statements of HWH International Inc beginning on February 20, 2024.

Pursuant to a settlement agreement made with Meteora Special Opportunity Fund I, LP, Meteora Capital Partners, LP, Meteora Select Trading Opportunities Master, LP, and Meteora Strategic Capital, LLC (collectively, “Meteora”) as of April 11, 2024, the Company paid Meteora $200,000, and agreed that Meteora could retain $100,000 already paid to Meteora. This settlement agreement was entered into in connection with a subscription agreement entered into as of July 30, 2023, by and among the Company and Meteora.

On April 25, 2024, the Company entered into a binding term sheet (the “Term Sheet”) through its subsidiary Health Wealth Happiness Pte Ltd. (“HWHPL”) outlining a joint venture with Chen Ziping, an experienced entrepreneur in the travel industry, and Chan Heng Fai Ambrose, HWH’s Executive Chairman, as a part of HWH’s strategy of building its travel business in Asia. The planned joint venture company (referred to here as the “JVC”) will be known as HapiTravel Holding Pte. Ltd. The JVC will be initially owned as follows: (a) HWHPL will hold 19% of the shares in the JVC; (b) Mr. Chan will hold 11%; and (c) the remaining 70% of the shares in the JVC are to be held by Mr. Chen.

On March 14, 2024, the Company entered into a shares subscription agreement through its subsidiary Alset F&B Holding Pte. Ltd. (“F&BH”) to subscription of shares in Ideal Food & Beverage Pte. Ltd. (“IFBPL”) with the subscription of 19,000 shares constituting S$19,000 (and 19%) of the issued and paid-up capital of IFBPL. And due to the bank account of IFBPL was under opening procedure, the Company will pay it until the process was completed.

On April 24, 2024, the Company entered into a Credit Facility Agreement (the “Agreement”) with Alset Inc., a Texas corporation and the Company’s indirect, majority stockholder, pursuant to which Alset Inc. has provided the Company a line of credit facility (the “Credit Facility”) which provides a maximum, aggregate credit line of up to $1,000,000. Pursuant to the Agreement, the Company may request an advance (each, an “Advance”) on the Credit Facility. Each advance shall bear a simple interest rate of three percent (3%) per annum. Each Advance and all accrued but unpaid interest shall be due and payable at the first (1st) anniversary of the effective date of the Agreement. HWH may at any time during the term of the Agreement prepay a portion or all amounts of its indebtedness without penalty. Each advance shall not be secured by a lien or other encumbrance on any HWH assets, but shall be solely a general unsecured debt obligation of HWH.

On March 20, 2024, the Company entered into a securities purchase agreement with Sharing Services Global Corporation (“SHRG”), pursuant to which the Company purchased from SHRG a (i) Convertible Promissory Note (“CN 1”) in the amount of $250,000, convertible into 208,333,333 shares of SHRG’s common stock at the option of the Company, and (ii) certain warrants exercisable into 208,333,333 shares of SHRG’s common stock at an exercise price of $0.0012 per share, the exercise period of the warrant being five (5) years from the date of the securities purchase agreement, for an aggregate purchase price of $250,000. At the time of filing, the Company has not converted any of the debt contemplated by CN 1 nor exercised any of the warrants.

On May 9, 2024, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with SHRG, pursuant to which the Company purchased from SHRG a Convertible Promissory Note (“CN 2”) in the amount of $250,000, convertible into 125,000,000 shares of SHRG’s common stock at the option of the Company for an aggregate purchase price of $250,000. CN 2 bears an 8% interest rate and has a scheduled maturity three years from the date of the CN 2. Additionally, upon signing CN 2, SHRG owns the Company commitment fee of 8% of the principal amount, which will be paid either in cash or in common stock of SHRG, at the discretion of the Company.

On June 6, 2024, the Company entered into a securities purchase agreement with SHRG, pursuant to which the Company purchased from SHRG a Convertible Promissory Note (“CN 3”) in the amount of $250,000, convertible into 125,000,000 shares of SHRG’s common stock at the option of the Company for an aggregate purchase price of $250,000. CN 3 bears an 8% interest rate and has a scheduled maturity three years from the date of the Convertible Note. Additionally, upon signing CN 3, SHRG owed the Company commitment fee of 8% of the principal amount, $20,000 in total, which will be paid either in cash or in common stock of SHRG, at the discretion of the Company.

On August 13, 2024, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with SHRG, pursuant to which the Company purchased from SHRG a Convertible Promissory Note (“CN 4”) in the amount of $100,000, convertible into 50,000,000 shares of SHRG’s common stock at the option of the Company for an aggregate purchase price of $100,000. CN 4 bears an 8% interest rate and has a scheduled maturity three years from the date of the Convertible Note. Additionally, upon signing CN 4, SHRG owed the Company commitment fee of 8% of the principal amount, which will be paid either in cash or in common stock of SHRG, at the discretion of the Company.

On September 24, 2024, HWH International Inc. entered into two (2) debt conversion agreements with creditors (each an “Agreement,” or collectively, the “Agreements”): (i) Alset International Limited (the Company’s majority stockholder); and (ii) Alset Inc. (which is Alset International Limited’s majority stockholder). Each Agreement converts debt owed by the Company to the respective creditor into shares of the Company’s common stock. The Agreements are substantially the same with the exception of the amount of debt to be converted under each.

Under the terms of their respective agreements, Alset Inc. converted $300,000 of the Company’s debt into 476,190 shares of the Company’s common stock, and Alset International Limited converted $3,501,759 of the Company’s debt into 5,558,347 shares of the Company’s common stock. Under the Agreements, the debt conversions resulted in the issuance of newly issued shares of the Company’s common stock. The debt conversion price was set at $0.63 per share. Cumulatively, the newly issued shares contemplated by the Agreements represent 6,034,537 new shares of the Company’s common stock, constituting an increase to the total issued and outstanding shares of the Company’s common stock of 37.2% over the amount immediately preceding the effectiveness of the Agreements. The shares contemplated by the Agreements are restricted securities under the Securities Act of 1933, and shall be issued in reliance upon the safe harbor provided by Rule 506 of Regulation D.

NOTE 9 — SUBSEQUENT EVENT

The Company has evaluated events that have occurred after the balance sheet date through the date of this report and determined that the following transactions required disclosure.

On January 9, 2024, the Company announced the completion of its previously announced business combination. In connection with the Business Combination, Alset changed its name from Alset Capital Acquisition Corp. to HWH International Inc.

As a result of the Business Combination, each share of Class A common stock was cancelled and converted into shares of the Company’s common stock, on the terms set forth in the Merger Agreement, dated September 9, 2022. Pursuant to the terms of the Merger Agreement, the aggregate number of shares of Company common stock that was delivered as consideration in the Business Combination was 12,500,000 shares.

Also, as a result of the Business Combination, each outstanding share of Class B common stock, with par value of $0.0001 per share, of Alset (the “Class B Common Stock”), automatically converted into one share of Class A common stock, with $0.0001 par value per share, of Alset (the “Class A Common Stock”), and then subsequently converted into one share of Company common stock.

In lieu of the Company tendering the full amount of Deferred Underwriting Commission, the Company and EF Hutton entered into the Satisfaction Agreement, pursuant to which EF Hutton accepted a combination of $325,000 in cash (the “Cash Payment”) upon the closing of the business combination, 149,443 shares of the Company’s common stock (the “Shares”) and a $1,184,375 promissory note (the “Promissory Note”) as full satisfaction of the Deferred Underwriting Commission.

1,942,108 shares of the Company’s common stock were redeemed in connection with the Business Combination at a redemption price of $10.66 per share. Following the Business Combination, 909,875 new shares of the Company’s common stock were issued in connection with the conversion of rights into HWH common shares.